Other Long-Term Assets	12 Months Ended
Dec. 31, 2018
OTHER LONG-TERM ASSETS [Abstract]
OTHER LONG-TERM ASSETS

NOTE 8: OTHER LONG-TERM ASSETS

Other long-term assets as of December 31, 2018 and 2017 consist of the following:

	December 31, 2018	December 31, 2017
Prepaid expenses	1,713	—
Fuel delivery	687	687
Other	1,244	82

Total other long-term assets	$3,644	$769